Stockholders' Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Outstanding Warrants, Beginning	1,155,000	1,155,000	1,405,000
Outstanding Warrants, Issued / (exercised) in 2020			(250,000)
Outstanding Warrants, Expired	25,000
Outstanding Warrants, Ending	2,039,000	1,155,000	1,155,000
0.15 [Member]
Outstanding Warrants, Exercise Price [$ / Shares]		$ 0.15	$ 0.15
Outstanding Warrants, Beginning	500,000	500,000	500,000
Outstanding Warrants, Issued / (exercised) in 2020
Outstanding Warrants, Expired
Outstanding Warrants, Ending		500,000	500,000
0.20 [Member]
Outstanding Warrants, Exercise Price [$ / Shares]		$ 0.20	$ 0.20
Outstanding Warrants, Beginning	105,000	105,000	105,000
Outstanding Warrants, Issued / (exercised) in 2020
Outstanding Warrants, Expired
Outstanding Warrants, Ending		105,000	105,000
0.30 [Member]
Outstanding Warrants, Exercise Price [$ / Shares]		$ 0.30	$ 0.30
Outstanding Warrants, Beginning	100,000	100,000	500,000
Outstanding Warrants, Issued / (exercised) in 2020			(400,000)
Outstanding Warrants, Expired
Outstanding Warrants, Ending		100,000	100,000
0.40 [Member]
Outstanding Warrants, Exercise Price [$ / Shares]		$ 0.40	$ 0.40
Outstanding Warrants, Beginning	150,000	150,000
Outstanding Warrants, Issued / (exercised) in 2020			150,000
Outstanding Warrants, Expired
Outstanding Warrants, Ending		150,000	150,000
0.75 [Member]
Outstanding Warrants, Exercise Price [$ / Shares]		$ 0.75	$ 0.75
Outstanding Warrants, Beginning	300,000	300,000	300,000
Outstanding Warrants, Issued / (exercised) in 2020
Outstanding Warrants, Expired
Outstanding Warrants, Ending		300,000	300,000